Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Borrowings [Abstract]
Disclosure of detailed information about borrowings [text block]
	March 31, 2018	March 31, 2017
Current
Term bank loans (Refer note 1 below)	387,810	260,632
Other working capital facilities (Refer note 2 below)	476,245	1,645,971
Borrowings from others (Refer note 3 below)	608,122	622,641
	1,472,177	2,529,244
Non current
Term bank loans (Refer note 1 below)	1,157,173	660,473
Borrowings from others (Refer note 3 below)	856,515	221,361
	2,013,688	881,834